RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 77.5%
	CHEMICALS - 1.1%
110,538	Dow, Inc.	$ 3,045,322
38,000	Eastman Chemical Company	2,634,160
235,000	Huntsman Corporation	2,542,700
56,962	LyondellBasell Industries N.V., Class A	2,791,138
36,173	Westlake Corporation	2,869,242
		13,882,562
	OIL & GAS PRODUCERS - 76.4%
709,098	AltaGas Ltd.	21,388,083
5,528,736	Cenovus Energy, Inc.	109,026,673
242,990	Cheniere Energy, Inc.	51,397,245
324,000	DT Midstream, Inc.	40,830,480
429,734	Enbridge, Inc.	20,988,209
1,877,737	Keyera Corporation	63,587,357
1,391,065	Kinder Morgan, Inc.	42,413,572
250,559	Marathon Petroleum Corporation	44,145,990
107,759	Murphy USA, Inc.	45,529,255
1,081,573	ONEOK, Inc.	85,649,766
1,132,194	PBF Energy, Inc., Class A	37,883,211
1,379,965	Pembina Pipeline Corporation	57,378,945
404,894	Phillips 66	58,126,583
1,274,397	South Bow Corporation	36,192,875
1,540,287	Suncor Energy, Inc.	81,589,002
496,284	Targa Resources Corporation	99,743,158
877,722	Viper Energy, Inc., Class A	37,162,749
717,575	Williams Companies, Inc. (The)	48,264,095
		981,297,248

	TOTAL COMMON STOCKS (Cost $684,600,649)	995,179,810

	MASTER LIMITED PARTNERSHIPS — 21.8%
	OIL & GAS PRODUCERS - 21.8%
4,914,369	Energy Transfer, L.P.	90,670,108
1,571,904	Enterprise Products Partners, L.P.	52,171,494

RECURRENT MLP & INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 21.8% (Continued)
	OIL & GAS PRODUCERS - 21.8% (Continued)
2,294,277	Plains GP Holdings, L.P., Class A	$ 46,986,793
639,132	Sunoco, L.P.	36,801,221
1,266,420	Western Midstream Partners, L.P.	52,505,773
		279,135,389

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $195,115,015)	279,135,389

	SHORT-TERM INVESTMENTS — 0.6%
	MONEY MARKET FUNDS - 0.6%
7,538,469	First American Government Obligations Fund, Class X, 3.61% (Cost $7,538,469)(a)	7,538,469

	TOTAL INVESTMENTS - 99.9% (Cost $887,254,133)	$ 1,281,853,668
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.1%	1,287,162
	NET ASSETS - 100.0%	$ 1,283,140,830

LP	- Limited Partnership
Ltd.	- Limited Company
NV	- Naamioze Vennootschap

(a)	Rate disclosed is the seven day effective yield as of January 31, 2026.